Income tax incurred and deferred: Aerostar Tax loss Carry forwards (Details) - Dec. 31, 2023 $ in Thousands, $ in Thousands	MXN ($)	USD ($)
Income tax:
Unused tax losses for which no deferred tax asset recognised		$ 144,029
2014
Income tax:
Unused tax losses for which no deferred tax asset recognised	$ 24,189
2015
Income tax:
Unused tax losses for which no deferred tax asset recognised	28,532
2016
Income tax:
Unused tax losses for which no deferred tax asset recognised	27,736
2017
Income tax:
Unused tax losses for which no deferred tax asset recognised	22,247
2018
Income tax:
Unused tax losses for which no deferred tax asset recognised	10,600
2020
Income tax:
Unused tax losses for which no deferred tax asset recognised	$ 30,725